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PROSPECTUS SUPPLEMENT June 20, 1997*
                                                          Form #
IDS Blue Chip Advantage Fund (April 1, 1997)..............S-6025K
IDS Bond Fund (Oct. 30, 1996).............................S-6495K
IDS Discovery Fund (Sept. 27, 1996).......................S-6457K
IDS Diversified Equity Income Fund (Nov. 29, 1996)........S-6475K
IDS Emerging Markets Fund (Oct. 31, 1996).................S-6354A
IDS Equity Select Fund (Jan. 29, 1997)....................S-6426L
IDS Equity Value Fund (May 30, 1996)......................S-6382D
IDS Extra Income Fund (July 30, 1996).....................S-6370K
IDS Federal Income Fund (July 30, 1996)...................S-6042L
IDS Global Balanced Fund (Oct. 31, 1996)..................S-6352A
IDS Global Bond Fund (Dec. 30, 1996)......................S-6309K
IDS Global Growth Fund (Dec. 30, 1996)....................S-6334K
IDS Growth Fund (Sept. 27, 1996)..........................S-6455L
IDS International Fund (Dec. 30, 1996)....................S-6140K
IDS Managed Allocation Fund (Nov. 29, 1996)...............S-6141L
IDS Mutual (Nov. 29, 1996)................................S-6326L
IDS New Dimensions Fund (Sept. 27, 1996)..................S-6440K
IDS Precious Metals Fund (May 30, 1997)...................S-6142L
IDS Progressive Fund (Nov. 29, 1996)......................S-6449K
IDS Research Opportunities Fund (Aug. 5, 1996)............S-6356A
IDS Selective Fund (July 30, 1996)........................S-6376L
IDS Small Company Index Fund (April 1, 1997)..............S-6357C
IDS Stock Fund (Nov. 29, 1996)............................S-6351L
IDS Strategy Aggressive Fund (May 30, 1997)...............S-6381E
IDS Utilities Income Fund (Aug. 29, 1996).................S-6341K

The prospectus section titled "Waivers of the sales charge for Class A shares" is modified as follows:

The final 2 bullet points of this section are deleted in their entirety and replaced with the following:

" o Purchases made through or under a "wrap fee" product sponsored by American Express Financial Advisors Inc. (total amount of all investments must be $50,000); the University of Texas System ORP; or a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company.

  o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders through December 31, 1997."

*Destroy - May 29, 1998